Label	Element	Value
Defiance Digital Revolution ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Defiance Digital Revolusion ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Defiance Digital Revolusion ETF (NTFZ) (the “Fund”) January 14, 2022 Supplement to the Summary Prospectus and Prospectus, each dated November 24, 2021
Strategy [Heading]	rr_StrategyHeading	The following replaces the fourth and fifth paragraphs of the “Principal Investment Strategies” section on page 3 of the Summary Prospectus and last two paragraphs of the “Principal Investment Strategies” section page 4 of the Prospectus:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To be included in the Index, an Index component must meet the Index’s investibility and liquidity requirements, including a market capitalization greater than or equal to US$75 million. The Index may include small-, mid-, and large-capitalization companies.
The Index is reconstituted and rebalanced quarterly after the close of business on the third Friday of each March, June, September, and December, based on data as of the first Friday of the applicable month. At the time of each reconstitution and rebalance of the Index, the Index constituents are market capitalization-weighted, subject to a maximum weight of 4% per issuer and a minimum weight of 0.5%. Any excess or shortage of weight due to the maximum or minimum thresholds, respectively, will be reallocated proportionally to/from the unaffected securities. However, new initial public offerings (“IPOs”) that meet the Index’s eligibility requirements may be added on a “fast-entry basis” in between reconstitution dates. In addition to the quarterly reconstitutions, new IPOs are reviewed on a monthly basis for fast-entry addition on the first calendar day of each month, and may be added after the close of business on the tenth business day of such month. IPOs are eligible for inclusion if they have a market capitalization greater than or equal to US$5 billion. Fast-entry additions are market-capitalization weighted. Index constituents will be removed from the Index at the time of a reconstitution if they fail to meet the eligibility requirements.

Supplement Closing [Text Block]	ck0001540305_SupplementClosing	Please retain this Supplement with your Summary Prospectus and Prospectus for future reference.
Defiance Digital Revolution ETF | Defiance Digital Revolution ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NTFZ